BALANCE SHEET	Apr. 01, 2021 USD ($)
Statement of Financial Position [Abstract]
Cash	$ 100
Total assets	100
Stockholders Equity [Abstract]
Common stock, par value $0.00001 per share, 1,000 shares authorized, 100 shares outstanding	0
Additional Paid in Capital	100
Total stockholders' equity attributable to European Wax Center, Inc.	$ 100